Eaton Vance

Floating-Rate Income Plus Fund

February 28, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 9.3%

Security	Principal Amount (000’s omitted)	Value
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.375%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	$1,000	$931,081
Ares LII CLO, Ltd., Series 2019-52A, Class E, 6.772%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	1,000	996,157
Bain Capital Credit CLO, Ltd., Series 2017-2A, Class E, 6.567%, (3 mo. USD LIBOR + 6.35%), 7/25/30(1)(2)	1,000	995,547
Canyon Capital CLO, Ltd., Series 2019-2A, Class E, 7.391%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	1,000	1,002,973
Cedar Funding X CLO, Ltd., Series 2019-10A, Class E, 7.224%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	1,000	1,002,205
Cent CLO 17, Ltd., Series C17A, Class DR, 6.205%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	1,000	962,599
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	1,002,436
Neuberger Berman Loan Advisers CLO 33, Ltd., Series 2019-33A, Class E, 7.026%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	1,000	1,004,228
Regatta XII Funding, Ltd., Series 2019-1A, Class E, 7.091%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	1,000	1,002,108
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 6.414%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	1,000	891,485
Voya CLO, Ltd., Series 2016-3A, Class DR, 6.303%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	1,000	943,375
Webster Park CLO, Ltd., Series 2015-1A, Class DR, 5.724%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	1,000	983,564

Total Asset-Backed Securities (identified cost $11,681,374)		$11,717,758

Common Stocks — 0.9%

Security	Shares	Value
Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(3)(4)	1,216	$72,960

		$72,960

Containers and Glass Products — 0.0%(5)
LG Newco Holdco, Inc.(3)(4)	6,775	$11,856

		$11,856

Electronics/Electrical — 0.4%
Answers Corp.(3)(4)(6)	14,876	$8,628
Software Luxembourg Holding S.A.(3)(4)	2,725	490,500

		$499,128

Security	Shares	Value
Entertainment — 0.0%(5)
Cineworld Group PLC(3)(4)	29,935	$23,635

		$23,635

Health Care — 0.1%
Akorn Holding Company, LLC, Class A(3)(4)	8,323	$132,128

		$132,128

Nonferrous Metals/Minerals — 0.0%(5)
ACNR Holdings, Inc., Class A(3)(4)	797	$5,579

		$5,579

Oil and Gas — 0.1%
AFG Holdings, Inc.(3)(4)(6)	4,525	$54,707
Fieldwood Energy, Inc.(3)(4)	2,148	215
McDermott International, Ltd.(3)(4)	35,628	30,284
RDV Resources, Inc., Class A(3)(4)(6)	7,016	0
Sunrise Oil & Gas, Inc., Class A(3)(4)	3,200	960

		$86,166

Publishing — 0.0%(5)
Tweddle Group, Inc.(3)(4)(6)	444	$169

		$169

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(3)(4)	12,499	$21,498
Cumulus Media, Inc., Class A(3)(4)	9,974	96,648
iHeartMedia, Inc., Class A(3)(4)	5,315	74,782

		$192,928

Retailers (Except Food and Drug) — 0.0%(5)
David’s Bridal, LLC(3)(4)(6)	5,304	$0
Phillips Pet Holding Corp.(3)(4)(6)	134	55,269

		$55,269

Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(3)(4)(6)	17,629	$140,504

		$140,504

Total Common Stocks (identified cost $1,751,849)		$1,220,322

Corporate Bonds & Notes — 3.4%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 7.50%, 3/15/27	$125	$133,446

		$133,446

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.4%
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)	$500	$540,325

		$540,325

Cable and Satellite Television — 0.2%
Altice France S.A., 8.125%, 2/1/27(1)	$250	$272,789

		$272,789

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 8.50%, 5/1/27(1)	$150	$165,281

		$165,281

Electronics/Electrical — 0.1%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	$121	$127,277

		$127,277

Food Products — 0.3%
Post Holdings, Inc., 5.625%, 1/15/28(1)	$375	$394,350

		$394,350

Health Care — 0.4%
HCA, Inc., 5.875%, 2/1/29	$375	$442,708

		$442,708

Insurance — 0.4%
USI, Inc., 6.875%, 5/1/25(1)	$500	$510,932

		$510,932

Internet Software & Services — 0.5%
Netflix, Inc., 5.375%, 11/15/29(1)	$500	$591,350

		$591,350

Lodging and Casinos — 0.2%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	$250	$248,779

		$248,779

Radio and Television — 0.7%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$667	$472,227
iHeartCommunications, Inc.:
6.375%, 5/1/26	30	31,862
8.375%, 5/1/27	304	323,246

		$827,335

Total Corporate Bonds & Notes (identified cost $4,138,478)		$4,254,572

Preferred Stocks — 0.1%

Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc.(3)(4)	1,020	$56,081

		$56,081

Security	Shares	Value
Financial Services — 0.0%(5)
DBI Investors, Inc., Series A-1(3)(4)(6)	251	$3,712

		$3,712

Nonferrous Metals/Minerals — 0.0%(5)
ACNR Holdings, Inc., 15.00% (PIK)(3)(4)	376	$17,766

		$17,766

Retailers (Except Food and Drug) — 0.0%(5)
David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(4)(6)	148	$2,189
David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(4)(6)	601	8,889

		$11,078

Total Preferred Stocks (identified cost $102,162)		$88,637

Senior Floating-Rate Loans — 139.1%(7)

Borrower/Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 3.4%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27	$149	$149,127
Dynasty Acquisition Co., Inc.:
Term Loan, 3.754%, (3 mo. USD LIBOR + 3.50%), 4/6/26	217	210,621
Term Loan, 3.754%, (3 mo. USD LIBOR + 3.50%), 4/6/26	403	391,755
TransDigm, Inc.:
Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 8/22/24	1,300	1,286,829
Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 12/9/25	1,499	1,480,483
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(8)	785	757,813

		$4,276,628

Air Transport — 1.5%
Delta Air Lines, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 4/29/23	$473	$477,241
JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24	702	725,887
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/25/27	175	187,283
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	475	502,864

		$1,893,275

Automotive — 4.5%
Adient US, LLC, Term Loan, 4.384%, (USD LIBOR + 4.25%), 5/6/24(8)	$296	$297,004
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	759	760,372
American Trailer World Corp., Term Loan, 2/17/28(9)	125	125,312
Autokiniton US Holdings, Inc., Term Loan, 6.49%, (1 mo. USD LIBOR + 6.38%), 5/22/25	171	171,905
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	386	296,466

Borrower/Description	Principal Amount (000’s omitted)	Value
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(8)	$340	$337,802
Clarios Global, L.P., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 4/30/26	800	800,455
Dayco Products, LLC, Term Loan, 4.44%, (3 mo. USD LIBOR + 4.25%), 5/19/23	241	220,172
IAA, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 6/28/26	121	121,202
Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27	625	629,167
Tenneco, Inc., Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 10/1/25	809	795,236
Thor Industries, Inc., Term Loan, 3.875%, (1 mo. USD LIBOR + 3.75%), 2/1/26	236	236,997
TI Group Automotive Systems, LLC, Term Loan, 4.004%, (3 mo. USD LIBOR + 3.75%), 12/16/24	298	299,475
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	625	626,389

		$5,717,954

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	$225	$226,875

		$226,875

Brokerage/Securities Dealers/Investment Houses — 0.8%
Advisor Group, Inc., Term Loan, 4.615%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$763	$765,768
Clipper Acquisitions Corp., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 12/27/24	291	291,000

		$1,056,768

Building and Development — 5.4%
ACProducts, Inc., Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), 8/18/25	$98	$100,660
American Builders & Contractors Supply Co., Inc., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 1/15/27	543	541,520
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	150	150,562
APi Group DE, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 10/1/26	347	347,150
Beacon Roofing Supply, Inc., Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 1/2/25	80	80,228
Brookfield Property REIT, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 8/27/25	220	214,821
Core & Main L.P., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/1/24	243	243,208
Cornerstone Building Brands, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 4/12/25	171	171,623
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	275	275,286
CPG International, Inc., Term Loan, 3.25%, (12 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	302	303,628
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 8/21/25	1,250	1,243,483

Borrower/Description	Principal Amount (000’s omitted)	Value
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (1 week USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	$275	$274,871
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 5.74%, (3 mo. USD LIBOR + 5.50%), 9/29/27	191	191,958
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	100	101,016
Northstar Group Services, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/9/26	300	301,875
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	150	150,527
Quikrete Holdings, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 2/1/27	595	594,952
Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25	165	164,581
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	339	338,444
White Cap Buyer, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	524	526,306
WireCo WorldGroup, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23	462	452,478

		$6,769,177

Business Equipment and Services — 12.2%
Adtalem Global Education, Inc., Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 4/11/25	$98	$97,013
Airbnb, Inc., Term Loan, 8.50%, (USD LIBOR + 7.50%, Floor 1.00%), 4/17/25(8)	174	189,651
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	350	350,365
Allied Universal Holdco, LLC, Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 7/10/26	1,090	1,092,772
AppLovin Corporation, Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 8/15/25	1,278	1,278,460
ASGN Inc., Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 4/2/25	75	75,022
Asplundh Tree Expert, LLC, Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/7/27	274	274,949
Belfor Holdings, Inc., Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 4/6/26	123	123,587
Bracket Intermediate Holding Corp., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.25%), 9/5/25	196	195,744
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	372	371,305
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	275	276,100
Cardtronics USA, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 6/29/27	124	124,880
CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24	1,028	1,031,464
Ceridian HCM Holding, Inc., Term Loan, 2.59%, (1 week USD LIBOR + 2.50%), 4/30/25	342	341,270
CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23	65	64,257

Borrower/Description	Principal Amount (000’s omitted)	Value
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	$473	$476,085
EAB Global, Inc., Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 11/15/24(8)	316	316,062
First Advantage Holdings, LLC, Term Loan, 3.123%, (1 mo. USD LIBOR + 3.00%), 1/31/27	851	850,161
Garda World Security Corporation, Term Loan, 4.99%, (3 mo. USD LIBOR + 4.75%), 10/30/26	326	327,716
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	200	201,100
IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25	575	577,817
Illuminate Buyer, LLC, Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 6/30/27	1,025	1,026,911
IRI Holdings, Inc., Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 12/1/25	343	344,125
Ivanti Software, Inc.:
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27	625	630,729
Term Loan, 12/1/27(9)	175	176,349
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26	148	146,644
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	816	794,378
Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24	183	173,676
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27	275	276,461
PGX Holdings, Inc., Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, 9/29/23	190	181,752
Pike Corporation, Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), 1/21/28	100	100,281
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(8)	476	477,522
Rockwood Service Corporation, Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 1/23/27	99	99,870
Sabre GLBL, Inc.:
Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 2/22/24	618	609,035
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27	100	101,292
Spin Holdco, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 11/14/22	924	925,179
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26	170	170,324
Vestcom Parent Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 12/19/23	120	119,502
WASH Multifamily Laundry Systems, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/16/22	222	222,430
West Corporation, Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 10/10/24(8)	267	263,290

		$15,475,530

Borrower/Description	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 5.4%
Altice France S.A., Term Loan, 4.198%, (3 mo. USD LIBOR + 4.00%), 8/14/26	$491	$492,373
Charter Communications Operating, LLC, Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), 2/1/27	849	848,835
CSC Holdings, LLC:
Term Loan, 2.361%, (1 mo. USD LIBOR + 2.25%), 7/17/25	632	629,667
Term Loan, 2.361%, (1 mo. USD LIBOR + 2.25%), 1/15/26	221	219,732
Term Loan, 2.611%, (1 mo. USD LIBOR + 2.50%), 4/15/27	293	293,242
Numericable Group S.A., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 7/31/25	433	429,103
Telenet Financing USD, LLC, Term Loan, 2.112%, (1 mo. USD LIBOR + 2.00%), 4/30/28	900	895,852
UPC Broadband Holding B.V.:
Term Loan, 2.362%, (1 mo. USD LIBOR + 2.25%), 4/30/28	200	199,234
Term Loan, 3.612%, (1 mo. USD LIBOR + 3.50%), 1/31/29	450	451,744
Term Loan, 3.612%, (1 mo. USD LIBOR + 3.50%), 1/31/29	450	451,744
Virgin Media Bristol, LLC:
Term Loan, 2.612%, (1 mo. USD LIBOR + 2.50%), 1/31/28	1,650	1,647,835
Term Loan, 1/31/29(9)	300	300,773

		$6,860,134

Chemicals and Plastics — 5.6%
Alpha 3 B.V., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 1/31/24	$130	$129,889
Aruba Investments, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27	175	176,531
Axalta Coating Systems US Holdings, Inc., Term Loan, 2.004%, (3 mo. USD LIBOR + 1.75%), 6/1/24	851	850,841
Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25	86	86,080
Ferro Corporation:
Term Loan, 2.504%, (3 mo. USD LIBOR + 2.25%), 2/14/24	33	32,778
Term Loan, 2.504%, (3 mo. USD LIBOR + 2.25%), 2/14/24	34	33,491
Flint Group GmbH, Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(8)	37	35,734
Flint Group US, LLC, Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(8)	222	216,159
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27	175	174,836
H.B. Fuller Company, Term Loan, 2.111%, (1 mo. USD LIBOR + 2.00%), 10/20/24	268	268,272
Hexion, Inc., Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), 7/1/26	566	564,959
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26	575	576,386
Messer Industries GmbH, Term Loan, 2.754%, (3 mo. USD LIBOR + 2.50%), 3/1/26	319	319,797
Minerals Technologies, Inc., Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), 2/14/24(8)	184	184,884
Momentive Performance Materials, Inc., Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), 5/15/24	99	97,577
NIC Acquisition Corp., Term Loan, 4.50%, (2 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27	175	175,437

Borrower/Description	Principal Amount (000’s omitted)	Value
Orion Engineered Carbons GmbH, Term Loan, 2.254%, (3 mo. USD LIBOR + 2.00%), 7/25/24	$287	$287,684
PMHC II, Inc., Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	420	410,803
PQ Corporation:
Term Loan, 2.462%, (3 mo. USD LIBOR + 2.25%), 2/7/27	349	348,731
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 2/7/27	348	348,672
Pregis TopCo Corporation, Term Loan, 3.865%, (1 mo. USD LIBOR + 3.75%), 7/31/26	149	148,933
Starfruit Finco B.V., Term Loan, 3.111%, (1 mo. USD LIBOR + 3.00%), 10/1/25	438	437,210
Tronox Finance, LLC, Term Loan, 3.179%, (USD LIBOR + 3.00%), 9/23/24(8)	638	638,780
Univar, Inc., Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 7/1/24	461	461,957

		$7,006,421

Clothing/Textiles — 0.1%
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	$125	$125,391

		$125,391

Containers and Glass Products — 3.6%
Berry Global, Inc., Term Loan, 2.121%, (1 mo. USD LIBOR + 2.00%), 7/1/26	$222	$221,833
BWAY Holding Company, Term Loan, 3.443%, (USD LIBOR + 3.25%), 4/3/24(8)	741	729,734
Flex Acquisition Company, Inc.:
Term Loan, 3.238%, (3 mo. USD LIBOR + 3.00%), 6/29/25	341	339,143
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 12/29/23	732	732,525
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/12/25	203	194,799
Reynolds Consumer Products, LLC, Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 2/4/27	479	480,167
Reynolds Group Holdings, Inc.:
Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 2/5/23	885	884,244
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 2/5/26	325	324,289
TricorBraun Holdings, Inc.:
Term Loan, 2/3/28(9)	28	27,576
Term Loan, 2/3/28(9)	122	122,601
Trident TPI Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24	509	509,708

		$4,566,619

Cosmetics/Toiletries — 0.2%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	$300	$299,962

		$299,962

Drugs — 7.4%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	$98	$98,989
Albany Molecular Research, Inc., Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 8/30/24(8)	314	315,931

Borrower/Description	Principal Amount (000’s omitted)	Value
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	$804	$795,473
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23	143	139,719
Bausch Health Companies, Inc., Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 6/2/25	1,112	1,115,570
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	197	197,482
Elanco Animal Health Incorporated, Term Loan, 1.873%, (1 mo. USD LIBOR + 1.75%), 8/1/27	258	258,018
Endo Luxembourg Finance Company I S.a.r.l., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 4/29/24	1,134	1,132,104
Grifols Worldwide Operations USA, Inc., Term Loan, 2.09%, (1 week USD LIBOR + 2.00%), 11/15/27	1,018	1,017,295
Horizon Therapeutics USA, Inc.:
Term Loan, 2.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26	498	499,102
Term Loan, 2/26/28(9)	500	501,250
Mallinckrodt International Finance S.A.:
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 9/24/24	1,193	1,156,106
Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 2/24/25	625	606,392
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	1,500	1,507,032

		$9,340,463

Ecological Services and Equipment — 0.8%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	$415	$415,740
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	515	518,195
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	125	126,094

		$1,060,029

Electronics/Electrical — 26.2%
Allegro Microsystems, Inc., Term Loan, 4.50%, (2 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/30/27	$10	$9,603
Applied Systems, Inc.:
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 9/19/24	875	878,633
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 9/19/25	100	101,000
Aptean, Inc., Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 4/23/26	172	172,740
AQA Acquisition Holding, Inc., Term Loan, 11/19/27(9)	200	200,750
Astra Acquisition Corp., Term Loan, 7.75%, (USD Prime + 4.50%), 3/1/27	199	199,989
Avast Software B.V., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), 9/29/23	42	42,534
Banff Merger Sub, Inc., Term Loan, 3.898%, (1 mo. USD LIBOR + 3.75%), 10/2/25	1,190	1,191,482
Barracuda Networks, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/25	587	590,662
Buzz Merger Sub, Ltd., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 1/29/27	124	123,830

Borrower/Description	Principal Amount (000’s omitted)	Value
Cambium Learning Group, Inc., Term Loan, 4.754%, (3 mo. USD LIBOR + 4.50%), 12/18/25	$199	$200,164
CentralSquare Technologies, LLC, Term Loan, 4.004%, (3 mo. USD LIBOR + 3.75%), 8/29/25	196	188,160
Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27	150	150,375
Cohu, Inc., Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 10/1/25	171	170,668
CommScope, Inc., Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 4/6/26	395	395,555
Cornerstone OnDemand, Inc., Term Loan, 4.361%, (1 mo. USD LIBOR + 4.25%), 4/22/27	339	341,868
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24	137	136,837
Delta TopCo, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	350	352,406
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28	475	485,687
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/29/27	200	200,500
ECI Macola/Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	275	276,341
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	387	390,415
Endure Digital, Inc., Term Loan, 2/10/28(9)	700	699,271
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27	253	253,614
Epicor Software Corporation:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	1,595	1,605,542
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28	200	209,333
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	965	964,728
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	1,415	1,402,547
Fiserv Investment Solutions, Inc., Term Loan, 4.939%, (3 mo. USD LIBOR + 4.75%), 2/18/27	124	124,997
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	1,400	1,397,666
GlobalLogic Holdings, Inc.:
Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 8/1/25	107	107,341
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/14/27	175	176,090
Go Daddy Operating Company, LLC:
Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 2/15/24	941	941,220
Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 8/10/27	274	274,233
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	525	526,860
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	2,301	2,312,917
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	150	150,509
Imprivata, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/1/27	275	276,848

Borrower/Description	Principal Amount (000’s omitted)	Value
Informatica, LLC, Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 2/25/27	$1,365	$1,365,446
Liftoff Mobile, Inc., Term Loan, 2/18/28(9)	125	125,234
LogMeIn, Inc., Term Loan, 4.874%, (1 mo. USD LIBOR + 4.75%), 8/31/27	450	450,797
MA FinanceCo., LLC:
Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 6/21/24	111	110,371
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	420	425,808
Marcel LUX IV S.a.r.l., Term Loan, 4.75%, (2 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27	100	100,625
MaxLinear, Inc., Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 7/31/23	236	236,250
Mirion Technologies, Inc., Term Loan, 4.257%, (3 mo. USD LIBOR + 4.00%), 3/6/26	175	175,392
MTS Systems Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/5/23	119	118,731
NCR Corporation, Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), 8/28/26	196	194,278
Panther Commercial Holdings L.P, Term Loan, 4.712%, (3 mo. USD LIBOR + 4.50%), 1/7/28	750	751,641
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	150	150,844
Rackspace Hosting, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/3/28	325	325,426
RealPage, Inc., Term Loan, 2/17/28(9)	550	551,461
Recorded Books, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 8/29/25	282	283,336
Redstone Buyer, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/27	599	607,010
Seattle Spinco, Inc., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 6/21/24	752	745,360
SkillSoft Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	88	90,475
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	291	290,746
SolarWinds Holdings, Inc., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 2/5/24	243	239,355
Solera, LLC, Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 3/3/23	657	657,058
SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25	251	251,205
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	175	176,138
Tech Data Corporation, Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 6/30/25	274	276,610
Tibco Software, Inc., Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), 6/30/26	813	814,560
Uber Technologies, Inc.:
Term Loan, 4/4/25(9)	1,029	1,033,236
Term Loan, 3.688%, (3 mo. USD LIBOR + 3.50%), 2/16/27	886	888,455
Ultimate Software Group, Inc. (The):
Term Loan, 3.865%, (1 mo. USD LIBOR + 3.75%), 5/4/26	370	372,792
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	923	929,360
Ultra Clean Holdings, Inc., Term Loan, 4.615%, (1 mo. USD LIBOR + 4.50%), 8/27/25	156	156,267
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27	175	176,750

Borrower/Description	Principal Amount (000’s omitted)	Value
Verifone Systems, Inc., Term Loan, 4.182%, (3 mo. USD LIBOR + 4.00%), 8/20/25	$269	$263,278
Veritas US, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 9/1/25	599	603,064
Vero Parent, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 8/16/24	556	559,572
VS Buyer, LLC, Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 2/28/27	273	273,734
Vungle, Inc., Term Loan, 5.615%, (1 mo. USD LIBOR + 5.50%), 9/30/26	148	148,727

		$33,143,307

Equipment Leasing — 0.3%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27	$425	$426,594

		$426,594

Financial Intermediaries — 3.1%
Aretec Group, Inc., Term Loan, 4.365%, (1 mo. USD LIBOR + 4.25%), 10/1/25	$836	$836,346
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(10)	600	200,858
FinCo I, LLC, Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 6/27/25	183	183,030
Focus Financial Partners, LLC, Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 7/3/24	636	635,215
Greenhill & Co., Inc., Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 4/12/24	283	282,938
GreenSky Holdings, LLC:
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	488	475,530
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25	100	99,500
Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23	550	550,764
LPL Holdings, Inc., Term Loan, 1.868%, (1 mo. USD LIBOR + 1.75%), 11/12/26	297	295,701
Victory Capital Holdings, Inc., Term Loan, 2.439%, (2 mo. USD LIBOR + 2.25%), 7/1/26	234	233,423
Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24	102	102,840

		$3,896,145

Food Products — 3.1%
Alphabet Holding Company, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 9/26/24	$556	$555,704
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24	389	375,332
CHG PPC Parent, LLC, Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 3/31/25	98	97,256
Froneri International, Ltd., Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 1/29/27	473	469,161
H Food Holdings, LLC:
Term Loan, 3.802%, (1 mo. USD LIBOR + 3.69%), 5/23/25	367	365,344
Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 5/23/25	98	98,245
HLF Financing S.a.r.l., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 8/18/25	244	244,986
JBS USA LUX S.A., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 5/1/26	1,204	1,203,412
Nomad Foods Europe Midco Limited, Term Loan, 2.362%, (1 mo. USD LIBOR + 2.25%), 5/15/24	292	291,370

Borrower/Description	Principal Amount (000’s omitted)	Value
Shearer’s Foods, Inc., Term Loan, 4.75%, (USD LIBOR + 4.00%, Floor 0.75%), 9/23/27(8)	$100	$100,418
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24	85	85,600

		$3,886,828

Food Service — 1.2%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 11/19/26	$130	$128,665
Aramark Services, Inc., Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 3/11/25	210	208,450
IRB Holding Corp.:
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25	439	439,087
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	500	502,774
KFC Holding Co., Term Loan, 1.858%, (1 mo. USD LIBOR + 1.75%), 4/3/25	239	239,964

		$1,518,940

Food/Drug Retailers — 0.1%
BW Gas & Convenience Holdings, LLC, Term Loan, 6.37%, (1 mo. USD LIBOR + 6.25%), 11/18/24	$112	$113,400

		$113,400

Forest Products — 0.4%
Domtar Corporation, Term Loan, 2/18/28(9)	$275	$276,031
Neenah, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 6/30/27	224	224,995

		$501,026

Health Care — 12.7%
Accelerated Health Systems, LLC, Term Loan, 3.611%, (1 mo. USD LIBOR + 3.50%), 10/31/25	$123	$122,194
ADMI Corp., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 4/30/25	390	386,788
Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	178	165,231
athenahealth, Inc., Term Loan, 4.453%, (3 mo. USD LIBOR + 4.25%), 2/11/26	567	571,378
Avantor Funding, Inc.:
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/21/24	224	224,837
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 11/8/27	100	100,703
BioClinica Holding I L.P., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 10/20/23	385	385,925
BW NHHC Holdco, Inc., Term Loan, 5.189%, (3 mo. USD LIBOR + 5.00%), 5/15/25	219	201,962
Cano Health, LLC:
Term Loan, 0.50%, 11/19/27(11)	80	80,315
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27	220	220,294
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	1,112	1,114,213
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23	746	746,913
CryoLife, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/1/24	121	121,705
Ensemble RCM, LLC, Term Loan, 3.962%, (3 mo. USD LIBOR + 3.75%), 8/3/26	299	300,182

Borrower/Description	Principal Amount (000’s omitted)	Value
Envision Healthcare Corporation, Term Loan, 3.865%, (1 mo. USD LIBOR + 3.75%), 10/10/25	$1,300	$1,121,946
Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25	462	464,102
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24	193	193,803
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22	235	235,510
Hanger, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 3/6/25	243	243,986
Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25	277	277,922
IQVIA, Inc., Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 1/17/25	169	169,418
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28	100	100,396
Medical Solutions, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	268	269,323
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	682	682,537
National Mentor Holdings, Inc.:
Term Loan, 4.411%, (USD LIBOR + 4.25%), 3/9/26(8)	118	118,725
Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), 3/9/26	5	4,647
Term Loan, 2/18/28(9)	15	14,596
Term Loan, 2/18/28(9)	437	437,372
Term Loan, 2/18/28(9)	48	48,111
Navicure, Inc.:
Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 10/22/26	223	224,708
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/22/26	125	125,311
One Call Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/27/22	233	228,039
Ortho-Clinical Diagnostics S.A., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 6/30/25	836	838,212
Parexel International Corporation, Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 9/27/24	487	485,062
Phoenix Guarantor, Inc.:
Term Loan, 3.361%, (1 mo. USD LIBOR + 3.25%), 3/5/26	419	417,704
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 3/5/26	125	125,313
Term Loan, 3/5/26(9)	200	200,500
Radiology Partners, Inc., Term Loan, 4.795%, (USD LIBOR + 4.25%), 7/9/25(8)	601	599,633
RadNet, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/30/23	339	339,811
Select Medical Corporation, Term Loan, 2.53%, (6 mo. USD LIBOR + 2.25%), 3/6/25	558	557,312
Sotera Health Holdings, LLC, Term Loan, 3.25%, (2 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	150	150,312
Sound Inpatient Physicians, Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 6/27/25	98	97,439
Surgery Center Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 9/3/24	758	756,691
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24	481	450,904

Borrower/Description	Principal Amount (000’s omitted)	Value
Tecomet, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 5/1/24	$42	$41,897
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	586	583,562
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27	200	201,938
Verscend Holding Corp.:
Term Loan, 4.615%, (1 mo. USD LIBOR + 4.50%), 8/27/25	342	344,048
Term Loan, 8/27/25(9)	175	176,313

		$16,069,743

Home Furnishings — 1.0%
Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27	$200	$204,000
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	259	262,796
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	857	811,193

		$1,277,989

Industrial Equipment — 7.7%
AI Alpine AT Bidco GmbH, Term Loan, 3.234%, (6 mo. USD LIBOR + 3.00%), 10/31/25	$49	$48,265
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	275	276,449
Altra Industrial Motion Corp., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 10/1/25	133	133,313
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	533	533,254
CPM Holdings, Inc., Term Loan, 3.623%, (1 mo. USD LIBOR + 3.50%), 11/17/25	481	477,708
Delachaux Group S.A., Term Loan, 4.744%, (6 mo. USD LIBOR + 4.50%), 4/16/26	99	98,691
DexKo Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24	484	484,737
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	150	150,375
Dynacast International, LLC:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/19/25	214	214,882
Term Loan, 2/4/28(9)	83	83,560
Engineered Machinery Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/19/24	764	764,546
EWT Holdings III Corp., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 12/20/24	770	772,934
Filtration Group Corporation, Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 3/29/25	351	349,257
Gardner Denver, Inc., Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 3/1/27	282	281,547
Gates Global, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27	777	778,182
Granite Holdings US Acquisition Co., Term Loan, 4.169%, (2 mo. USD LIBOR + 4.00%), 9/30/26	475	476,187

Borrower/Description	Principal Amount (000’s omitted)	Value
Hayward Industries, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 8/5/24	$95	$95,105
Hillman Group, Inc. (The):
Term Loan, 2/23/28(9)	17	16,920
Term Loan, 2/23/28(9)	83	83,330
Ingersoll-Rand Services Company, Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 3/1/27	298	296,873
LTI Holdings, Inc.:
Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 9/6/25	370	363,445
Term Loan, 4.865%, (1 mo. USD LIBOR + 4.75%), 7/24/26	49	48,676
Pro Mach Group, Inc.:
Term Loan, 3.50%, 3/7/25(11)	50	51,768
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/7/25	150	148,844
Rexnord, LLC, Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 8/21/24	681	681,705
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	243	230,158
Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24	67	67,568
Titan Acquisition Limited, Term Loan, 3.267%, (6 mo. USD LIBOR + 3.00%), 3/28/25	681	670,415
Vertical Midco GmbH, Term Loan, 4.478%, (6 mo. USD LIBOR + 4.25%), 7/30/27	299	302,261
Welbilt, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 10/23/25	760	745,581

		$9,726,536

Insurance — 6.3%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$99	$97,989
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 5/9/25	520	517,059
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/27	125	125,020
AmWINS Group, Inc., Term Loan, 2/17/28(9)	975	976,646
AssuredPartners Capital, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/12/27	99	99,922
AssuredPartners, Inc., Term Loan, 3.623%, (1 mo. USD LIBOR + 3.50%), 2/12/27	545	543,819
Asurion, LLC:
Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 11/3/23	306	306,344
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 12/23/26	690	688,814
Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 7/31/27	230	229,483
Term Loan - Second Lien, 5.365%, (1 mo. USD LIBOR + 5.25%), 1/29/28	280	288,575
FrontDoor, Inc., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 8/16/25	82	82,494
Hub International Limited:
Term Loan, 2.965%, (USD LIBOR + 2.75%), 4/25/25(8)	1,121	1,110,949
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25	421	423,169
NFP Corp., Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 2/15/27	778	772,721
Ryan Specialty Group, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 9/1/27	424	426,388
Sedgwick Claims Management Services, Inc., Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 12/31/25	270	268,102

Borrower/Description	Principal Amount (000’s omitted)	Value
USI, Inc.:
Term Loan, 3.254%, (3 mo. USD LIBOR + 3.00%), 5/16/24	$677	$673,319
Term Loan, 3.504%, (3 mo. USD LIBOR + 3.25%), 12/2/26	322	320,614

		$7,951,427

Leisure Goods/Activities/Movies — 4.7%
Bombardier Recreational Products, Inc., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,166	$1,161,720
Carnival Corporation, Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 6/30/25	299	309,694
ClubCorp Holdings, Inc., Term Loan, 3.004%, (3 mo. USD LIBOR + 2.75%), 9/18/24	435	412,627
Crown Finance US, Inc.:
Term Loan, 15.25%, (3 mo. USD LIBOR + 14.25%, Floor 1.00%), 7.00% cash, 8.25% PIK, 5/23/24	94	120,564
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25	384	331,620
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26	322	277,985
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	539	538,474
Lindblad Expeditions, Inc.:
Term Loan, 6.75%, (1 mo. USD LIBOR + 6.00%, Floor 0.75%), 5.50% cash, 1.25% PIK, 3/27/25	96	90,471
Term Loan, 6.75%, (1 mo. USD LIBOR + 6.00%, Floor 0.75%), 5.50% cash, 1.25% PIK, 3/27/25	383	361,883
Match Group, Inc., Term Loan, 1.948%, (3 mo. USD LIBOR + 1.75%), 2/13/27	175	174,234
Playtika Holding Corp., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 12/10/24	736	740,457
SRAM, LLC, Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 3/15/24(8)	128	128,660
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25	66	65,487
Travel Leaders Group, LLC, Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 1/25/24	219	204,567
UFC Holdings, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/29/26	1,025	1,028,926

		$5,947,369

Lodging and Casinos — 3.6%
Aristocrat Technologies, Inc., Term Loan, 1.973%, (3 mo. USD LIBOR + 1.75%), 10/19/24	$245	$244,699
Boyd Gaming Corporation, Term Loan, 2.34%, (1 week USD LIBOR + 2.25%), 9/15/23	150	150,138
CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24	703	698,674
ESH Hospitality, Inc., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 9/18/26	162	161,024
Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23	1,609	1,596,385
GVC Holdings (Gibraltar) Limited, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), 3/29/24	243	243,733
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	821	792,707

Borrower/Description	Principal Amount (000’s omitted)	Value
Stars Group Holdings B.V. (The), Term Loan, 3.754%, (3 mo. USD LIBOR + 3.50%), 7/10/25	$387	$388,937
Wyndham Hotels & Resorts, Inc., Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 5/30/25	293	292,334

		$4,568,631

Nonferrous Metals/Minerals — 0.2%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (1 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	$124	$119,696
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25	74	74,359

		$194,055

Oil and Gas — 3.6%
Ameriforge Group, Inc.:
Term Loan, 8.214%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(11)	8	4,585
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 6/8/22	$115	$69,749
Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25	25	25,296
Blackstone CQP Holdco L.P., Term Loan, 3.736%, (3 mo. USD LIBOR + 3.50%), 9/30/24	619	619,762
Buckeye Partners L.P., Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 11/1/26	516	515,911
Centurion Pipeline Company, LLC, Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 9/28/25	50	50,000
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	249	239,102
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	1,110	1,115,748
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	124	124,993
Fieldwood Energy, LLC:
DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 8/4/21(11)	103	106,192
Term Loan, 0.00%, 4/11/22(10)	695	181,438
Lealand Finance Company B.V.:
Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 6/30/24	6	4,799
Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 1.115% cash, 3.00% PIK, 6/30/25	82	54,252
Prairie ECI Acquiror L.P., Term Loan, 4.865%, (1 mo. USD LIBOR + 4.75%), 3/11/26	704	693,198
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24	409	402,051
RDV Resources Properties, LLC, Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 1.50% cash, 14.00% PIK, 3/29/24(6)	120	82,363
Sunrise Oil & Gas Properties, LLC:
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	21	19,100
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	22	16,403
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	25	12,318

Borrower/Description	Principal Amount (000’s omitted)	Value
UGI Energy Services, LLC, Term Loan, 3.865%, (1 mo. USD LIBOR + 3.75%), 8/13/26	$222	$222,779

		$4,560,039

Publishing — 1.4%
Alchemy Copyrights, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 8/16/27	$125	$125,311
Ascend Learning, LLC:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	266	266,751
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24	100	100,311
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	388	385,992
LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(10)	149	12,059
Nielsen Consumer, Inc., Term Loan, 2/4/28(9)	175	175,492
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	199	200,795
ProQuest, LLC, Term Loan, 3.365%, (1 mo. USD LIBOR + 3.25%), 10/23/26	455	456,117
Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23	46	44,084

		$1,766,912

Radio and Television — 3.0%
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	$112	$111,345
Entravision Communications Corporation, Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 11/29/24	197	195,833
Gray Television, Inc., Term Loan, 2.623%, (1 mo. USD LIBOR + 2.50%), 1/2/26	127	127,598
Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	124	123,710
iHeartCommunications, Inc., Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 5/1/26	446	442,251
Nexstar Broadcasting, Inc.:
Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 1/17/24	304	303,831
Term Loan, 2.873%, (1 mo. USD LIBOR + 2.75%), 9/18/26	108	108,120
Sinclair Television Group, Inc., Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 9/30/26	148	147,986
Terrier Media Buyer, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 12/17/26	565	564,943
Univision Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/15/26	1,697	1,708,292

		$3,833,909

Retailers (Except Food and Drug) — 1.6%
Ascena Retail Group, Inc., Term Loan, 0.00%, 8/21/22(10)	$371	$77,155
Bass Pro Group, LLC, Term Loan, 5.75%, (1 mo. USD LIBOR + 5.00%, Floor 0.75%), 9/25/24	638	639,816
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	175	176,121
Coinamatic Canada, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/16/22	39	38,954
David’s Bridal, Inc.:
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	80	70,382

Borrower/Description	Principal Amount (000’s omitted)	Value
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	$68	$66,124
Harbor Freight Tools USA, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/19/27	349	351,089
Hoya Midco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	241	234,430
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	325	327,691
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(6)	25	20,096
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/21(6)(10)	30	12,438

		$2,014,296

Steel — 1.1%
Atkore International, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 12/22/23	$84	$84,309
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25	240	240,522
Neenah Foundry Company, Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22	152	133,205
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	170	169,975
Zekelman Industries, Inc., Term Loan, 2.111%, (1 mo. USD LIBOR + 2.00%), 1/24/27	801	800,489

		$1,428,500

Surface Transport — 0.6%
Hertz Corporation (The):
DIP Loan, 5.103%, (1 mo. USD LIBOR + 7.25%, Floor 1.00%), 12/31/21(11)	$199	$203,793
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/30/23	234	232,910
Kenan Advantage Group, Inc.:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/31/22	26	26,283
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/31/22	87	86,430
XPO Logistics, Inc., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 2/24/25	150	150,313

		$699,729

Telecommunications — 4.7%
CenturyLink, Inc., Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,634	$1,631,087
Colorado Buyer, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	193	190,527
Digicel International Finance Limited, Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), 5/28/24	169	161,536
Global Eagle Entertainment, Inc.:
DIP Loan, 10.115%, (1 mo. USD LIBOR + 10.00%), 3/31/21	71	69,486
Term Loan, 0.00%, 1/6/23(10)	475	338,143
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 7/13/22(8)	296	301,200
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	600	610,250
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24	400	407,583
IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21(6)	220	180,818

Borrower/Description	Principal Amount (000’s omitted)	Value
Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24	$457	$458,045
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	219	200,651
Zayo Group Holdings, Inc., Term Loan, 3.115%, (1 mo. USD LIBOR + 3.00%), 3/9/27	515	514,867
Ziggo Financing Partnership, Term Loan, 2.612%, (1 mo. USD LIBOR + 2.50%), 4/30/28	850	846,015

		$5,910,208

Utilities — 1.4%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	$760	$759,461
Calpine Construction Finance Company L.P., Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 1/15/25	90	89,587
Calpine Corporation, Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 12/16/27	516	515,231
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25(6)	70	56,129
USIC Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 12/8/23	292	292,192

		$1,712,600

Total Senior Floating-Rate Loans (identified cost $176,799,447)		$175,823,409

Warrants — 0.0%(5)

Security	Shares	Value
Health Care — 0.0%(5)
THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(6)	5	$2,091
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(3)(4)(6)	299	0

		$2,091

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(4)(6)	1,024	$0

		$0

Total Warrants (identified cost $0)		$2,091

Miscellaneous — 0.0%(5)

Security	Shares	Value
Oil and Gas — 0.0%(5)
Paragon Offshore Finance Company, Class A(3)(4)	404	$121
Paragon Offshore Finance Company, Class B(3)(4)	202	1,364

Total Miscellaneous (identified cost $4,394)		$1,485

Short-Term Investments — 3.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(12)	4,159,279	$4,159,279

Total Short-Term Investments (identified cost $4,159,279)		$4,159,279

Total Investments — 156.1% (identified cost $198,636,983)		$197,267,553

Less Unfunded Loan Commitments — (0.3)%		$(364,586)

Net Investments — 155.8% (identified cost $198,272,397)		$196,902,967

Notes Payable — (38.0)%		$(48,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (15.0)%		$(18,970,912)

Other Assets, Less Liabilities — (2.8)%		$(3,513,299)

Net Assets Applicable to Common Shares — 100.0%		$126,418,756

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $15,041,068 or 11.9% of the Fund’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2021.

(3)	Non-income producing security.

(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(5)	Amount is less than 0.05%.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(8)

The stated interest rate represents the weighted average interest rate at February 28, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(9)	This Senior Loan will settle after February 28, 2021, at which time the interest rate will be determined.

(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(11)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At February 28, 2021, the total value of unfunded loan commitments is $372,051.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2021.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at February 28, 2021.

At February 28, 2021, the value of the Fund’s investment in affiliated funds was $4,159,279, which represents 3.3% of the Fund’s net assets applicable to common shares. Transactions in affiliated funds by the Fund for the fiscal year to date ended February 28, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,464,678	$50,386,440	$(47,691,711)	$(269)	$141	$4,159,279	$2,269	4,159,279

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$11,717,758	$—	$11,717,758
Common Stocks	223,212	737,833	259,277	1,220,322
Corporate Bonds & Notes	—	4,254,572	—	4,254,572
Preferred Stocks	—	73,847	14,790	88,637
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	175,106,979	351,844	175,458,823
Warrants	—	—	2,091	2,091
Miscellaneous	—	1,485	—	1,485
Short-Term Investments	—	4,159,279	—	4,159,279
Total Investments	$223,212	$196,051,753	$628,002	$196,902,967

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On March 11, 2021, the Fund’s Board of Trustees approved a Plan of Liquidation and Termination (the “Plan”) for the Fund. The Plan will be submitted to the Fund shareholders for approval at the Fund’s annual meeting of shareholders to be held on May 14, 2021.